INCOME AND EXPENSES ITEMS - Summary of Employee Benefits Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 30,678	$ 29,145	$ 28,654
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	12,671	11,802	12,207
Labor and health insurance costs	78	80	79
Pension costs	808	736	833
Other employee benefits	800	740	750
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	4,783	4,494	4,221
Labor and health insurance costs	34	20	10
Pension costs	393	383	359
Other employee benefits	38	44	33
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,310	8,389	8,116
Labor and health insurance costs	133	150	144
Pension costs	797	803	669
Director fees	451	455	323
Other employee benefits	237	182	161
Included in research and development expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	981	746	676
Labor and health insurance costs	40	33	16
Pension costs	95	64	42
Other employee benefits	$ 29	$ 24	$ 15